Leases - Narrative (Details) ft² in Thousands, $ in Thousands		12 Months Ended
	Dec. 12, 2024 USD ($)	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Gain on lease termination		$ 765	$ 0	$ 0
Right-of-use assets		138,294	125,198	$ 119,802
Lease liabilities		$ 400	$ 200
Fasteignafelagid Eyjolfur hf. | ICELAND
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease remaining lease term		13 years
Area of property | ft²		140
Decrease in right-of-use assets	$ 27,900
Decrease in lease liabilities	$ 28,300
Gain on lease termination		$ 400
Right-of-use assets		$ 81,400